Employee future benefits	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Employee future benefits

15.	Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Twelve months ended December 31, 2024
	Pension	Other
	benefit plans	benefit plans	Total
	$	$	$
Change in plan liabilities
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 5)	22,036	100	22,136
Current service cost	71	(12)	59
Interest cost	469	2	471
Actuarial loss from changes in financial assumptions	1,185	1	1,186
Benefits paid	(496)	-	(496)
Impact of foreign exchange rate changes	(949)	(4)	(953)
Balances – End of the period	22,316	87	22,403

Change in plan assets
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 5)	10,972	-	10,972
Interest income from plan assets	236	-	236
Employer contributions	23	-	23
Employee contributions	7	-	7
Benefits paid	(149)	-	(149)
Remeasurement of plan assets	28	-	28
Impact of foreign exchange rate changes	(448)	-	(448)
Balances – End of the period	10,669	-	10,669

Net liability of the unfunded plans	11,078	87	11,165
Net liability of the funded plans	569	-	569
Net amount recognized as Employee future benefits	11,647	87	11,734

Amounts recognized:
In net loss	297	(9)	288
Actuarial loss on defined benefit plans in other comprehensive loss	(1,157)	-	(1,157)

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

The fair values of each major class of the Company’s proportionate share of the multi-employer pension plan assets are as follows:

December 31,
2024
$
Cash and cash equivalents (level 1)	30
Debt instruments (level 1)	6,664
Equity instruments (level 1)	1,022
Real estate (level 3)	2,256
Other (level 3)	697
10,669

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension Benefit Plans	Other benefit plans
	Years ended December 31,	Years ended December 31,
Actuarial assumptions	2024	2024
	%	%
Discount rate	3.40%	3.40%
Pension benefits increase	2.00%	-
Rate of compensation increase	2.50%	2.50%

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

December 31,
2024
Years
Retiring at the end of the reporting period:
Male	21
Female	24

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

In accordance with the assumptions used as of December 31, 2024, undiscounted defined pension benefits expected to be paid are as follows:

Amount
$
2025	825
2026	871
2027	1,055
2028	1,081
2029	1,203
Thereafter	33,858
38,893

The weighted average duration of the defined benefit obligation is 14.0 years.

If variations in the following assumptions had occurred during 2024, the impact on the Company’s pension benefit obligation of $22,403 as of December 31, 2024, would have been as follows:

Assumption	Increase	Decrease
	$	$
Change in discount rate of 0.25%	(822)	694
Change in salary rate of 0.25%	410	(560)
Change in pension rate assumption by 0.25%	72	(97)
Change mortality by one year	1,009	(1,178)

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)